18. Related Party Transactions: Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel

	2024	2023	2022
	$	$	$
Directors’ and officers’ consulting fees	877,362	951,347	687,585
Cash payment	-	334,738	-
Exploration and evaluation expenditures	134,764	415,325	220,765
Addendum payments	-	2,554,830	-
	1,012,126	4,256,240	908,350